Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties
The following transactions were carried out with related parties:

	2021	2020	2019

Sales of services
Associates (legal and administrative services) (a)	23	11	11
Entity controlled management personnel (b)	10	—	—
	33	11	11
Purchases of goods and services
Entity controlled management personnel (c)	(1,531)	(16,652)	(10,029)
Associates (transaction services) (d)	(1,119)	(2,032)	(451)
Service provider (e)	(440)	—	—
	(3,090)	(18,684)	(10,480)

(a)	Related to services provided to VHSYS.
(b)	Related to changes in exchange rates with travel services reimbursed to VCK Investment Fund, companies owned by related parties.
(c)	Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund, companies owned by related parties.
(d)	Related mainly to expenses paid to Collact in the period from January to June 2021 and VHSYS from January to March 2021 due to new customers acquisition.
(e)	Related to strategic consulting for data science with LAMPS Desenvolvimento Ltda, company owned by related parties.

Summary of Balances Outstanding at the End of Reporting Period
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2021	2020

Loans to management personnel	4,663	4,149
Convertible loans	57	3,051
Receivables from related parties	4,720	7,200

Summary of Compensation Expense	For the years ended December 31, 2021 and 2020, compensation expense was as follows:

	2021	2020

Short-term benefits	13,621	15,202
Share-based payments (Note 25)	29,332	32,305
	42,953	47,507